Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Feb. 28, 2022	Aug. 31, 2021
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.000001
Ordinary shares, shares authorized	37,703,157,984	37,703,157,984
Ordinary shares, shares issued	4,321,229,545	4,321,229,545
Ordinary shares, shares outstanding	4,321,229,545	4,321,229,545
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.000001
Ordinary shares, shares issued	2,290,430,016	2,290,430,016
Ordinary shares, shares outstanding	2,290,430,016	2,290,430,016